Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Property, Plant and Equipment, Net
				Computers,
				furniture and
		Control and		landline
	Communications	testing		communications	Leasehold
	network	equipment	Vehicles	equipment	improvements	Total
	NIS millions	NIS millions	NIS millions	NIS millions	NIS millions	NIS millions

Cost

Balance at January 1, 2016	5,671	124	7	347	156	6,305

Additions	189	1	-	105	6	301
Disposals	(796)	(46)	(2)	(82)	(38)	(964)
Balance at December 31, 2016	5,064	79	5	370	124	5,642

Additions	189	-	2	151	6	348
Disposals	(262)	(20)	-	(25)	(17)	(324)
Discontinuance of consolidation (see Note 7B)	(2)	(1)	(1)	-	-	(4)
Balance at December 31, 2017	4,989	58	6	496	113	5,662

Accumulated Depreciation

Balance at January 1, 2016	4,185	96	7	168	104	4,560
Depreciation for the year	284	12	-	67	12	375
Disposals	(796)	(46)	(2)	(75)	(33)	(952)
Balance at December 31, 2016	3,673	62	5	160	83	3,983

Depreciation for the year	273	7	1	105	11	397
Disposals	(252)	(20)	(1)	(24)	(17)	(314)
Discontinuance of consolidation (see Note 7B)	(2)	-	-	-	-	(2)
Balance at December 31, 2017	3,692	49	5	241	77	4,064

Carrying amounts

At January 1, 2016	1,486	28	-	179	52	1,745
At December 31, 2016	1,391	17	-	210	41	1,659
At December 31, 2017	1,297	9	1	255	36	1,598